Retirement and Deferred Compensation Plans - Plans with Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation	$ 107.9	$ 10.2
Plan assets	$ 47.9	$ 9.6